Schedule of Investments (unaudited) October 31, 2022	BlackRock Future Financial and Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 18.7%
FinecoBank Banca Fineco SpA	7,704	$103,816
Inter & Co. Inc., NVS	15,803	47,542
Inter & Co. Inc., NVS(a)	17,945	54,194
JPMorgan Chase & Co.	1,352	170,190
Live Oak Bancshares Inc.	2,007	65,167
Signature Bank/New York NY	1,124	178,188
Silvergate Capital Corp., Class A(a)	1,546	87,751
SVB Financial Group(a)	502	115,942

		822,790

Capital Markets — 8.1%
Allfunds Group PLC	3,175	19,967
Assetmark Financial Holdings Inc.(a)	2,530	52,396
Charles Schwab Corp. (The)	2,918	232,477
XP Inc., Class A(a)	2,808	51,471

		356,311

Consumer Finance — 14.0%
American Express Co.	1,065	158,099
Capital One Financial Corp.	844	89,481
Discover Financial Services	487	50,872
Kaspi.KZ JSC(b)	2,660	174,084
Oportun Financial Corp.(a)	7,555	41,553
Synchrony Financial	2,790	99,212

		613,301

Diversified Financial Services — 1.6%
Illimity Bank SpA(a)	10,328	70,239

IT Services — 48.3%
Adyen NV(a)(c)	20	28,552
Block Inc. New(a)	425	25,530
Dlocal Ltd./Uruguay, Class A(a)	2,065	46,050
Fidelity National Information Services Inc.	2,341	194,280
Fiserv Inc.(a)	1,780	182,877
Global Payments Inc.	1,658	189,443
Mastercard Inc., Class A	138	45,289
Network International Holdings PLC(a)(c)	54,377	202,668
Nexi SpA(a)(c)	11,891	102,803
Nuvei Corp.(a)(c)	3,158	95,040

Security	Shares	Value

IT Services (continued)
Pagseguro Digital Ltd., Class A(a)	10,559	$144,447
Paya Holdings Inc., Class A(a)	12,374	99,487
Payoneer Global Inc.(a)	6,763	52,413
PayPal Holdings Inc.(a)	2,087	174,431
Repay Holdings Corp.(a)	9,022	54,944
Shift4 Payments Inc., Class A(a)	561	25,789
StoneCo Ltd., Class A(a)	10,725	112,613
Visa Inc., Class A	245	50,754
WEX Inc.(a)	1,129	185,314
Worldline SA/France(a)(c)	2,510	109,553

		2,122,277

Software — 0.9%
Temenos AG, Registered	620	36,926

Total Long-Term Investments — 91.6% (Cost: $4,543,821)		4,021,844

Short-Term Securities

Money Market Funds — 8.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	360,000	360,000

Total Short-Term Securities — 8.2% (Cost: $360,000)		360,000

Total Investments — 99.8% (Cost: $4,903,821)		4,381,844

Other Assets Less Liabilities — 0.2%		9,348

Net Assets — 100.0%		$4,391,192

(a)	Non-income producing security.
(b)	This his security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/16/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$360,000	(b)	$—	$—	$—	$360,000	360,000	$1,205	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Financial and Technology ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,375,904	$645,940	$—	$4,021,844
Money Market Funds	360,000	—	—	360,000

	$3,735,904	$645,940	$—	$4,381,844

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares

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